COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Sales [Abstract]
Cash operating costs	$ 1,881	$ 1,831	$ 1,850
Royalties	181	137	133
Other cash costs	12	13	13
Total cash costs	2,074	1,981	1,996
Retrenchment costs	2	4	4
Rehabilitation and other non-cash costs	32	53	17
Amortisation of tangible assets (notes 32 and 36)	521	538	553
Amortisation of right of use assets (notes 16, 32 and 36)	47	42	0
Amortisation of intangible assets (notes 32 and 36)	2	3	5
Inventory change	21	5	9
Cost of sales	$ 2,699	$ 2,626	$ 2,584